Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000098128
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class A
Trading Symbol	EAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
AssetsNet	$ 209,202,276
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$209,202,276
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	1.7%
Consumer Staples	3.9%
Financials	5.5%
Industrials	8.1%
Health Care	9.9%
Consumer Discretionary	11.6%
Communication Services	13.3%
Information Technology	45.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098129
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class C
Trading Symbol	ECFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.80%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.80%
AssetsNet	$ 209,202,276
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$209,202,276
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	1.7%
Consumer Staples	3.9%
Financials	5.5%
Industrials	8.1%
Health Care	9.9%
Consumer Discretionary	11.6%
Communication Services	13.3%
Information Technology	45.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098130
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class I
Trading Symbol	EIFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 209,202,276
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$209,202,276
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	1.7%
Consumer Staples	3.9%
Financials	5.5%
Industrials	8.1%
Health Care	9.9%
Consumer Discretionary	11.6%
Communication Services	13.3%
Information Technology	45.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098131
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class A
Trading Symbol	EAFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
AssetsNet	$ 278,074,072
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$278,074,072
# of Portfolio Holdings	37
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Consumer Discretionary	3.2%
Communication Services	4.3%
Real Estate	5.5%
Energy	6.1%
Materials	6.4%
Utilities	6.9%
Consumer Staples	7.5%
Information Technology	7.8%
Industrials	15.9%
Health Care	16.7%
Financials	16.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098132
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class C
Trading Symbol	ECFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
AssetsNet	$ 278,074,072
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$278,074,072
# of Portfolio Holdings	37
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Consumer Discretionary	3.2%
Communication Services	4.3%
Real Estate	5.5%
Energy	6.1%
Materials	6.4%
Utilities	6.9%
Consumer Staples	7.5%
Information Technology	7.8%
Industrials	15.9%
Health Care	16.7%
Financials	16.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class I
Trading Symbol	EIFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 278,074,072
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$278,074,072
# of Portfolio Holdings	37
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Consumer Discretionary	3.2%
Communication Services	4.3%
Real Estate	5.5%
Energy	6.1%
Materials	6.4%
Utilities	6.9%
Consumer Staples	7.5%
Information Technology	7.8%
Industrials	15.9%
Health Care	16.7%
Financials	16.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122